1. Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Disclosure - 1. Description of Business and Basis of Presentation

Description of Business

Structure and Control Environment

Shepherd’s Finance, LLC and subsidiary (the “Company”, “we” or “our”) was originally formed as a Pennsylvania limited liability company on May 10, 2007. In conjunction with the change in strategic direction discussed more fully below, the Company changed its name from 84 RE Partners, LLC (“84 RE Partners”) on December 2, 2011 and converted to a Delaware limited liability company on March 29, 2012. We are the sole member of a consolidating subsidiary,84 REPA, LLC. The Company operated pursuant to an operating agreement by and among Daniel M. Wallach and the members of the Company from its inception through March 29, 2012, at which time it adopted an amended and restated operating agreement. Under the amended and restated operating agreement, we have three Managers, Daniel M. Wallach (who is also our CEO), and our independent Managers - Kenneth Summers and Bill Myrick.

The Managers, through the CEO when appropriate, have direct and exclusive control over the management of the Company’s operations. With respect to new loans, the CEO locates potential customers, conducts due diligence, and negotiates and completes the transactions in which the loans are originated. Loans are either approved by the loan committee of the Board of Managers, or fit within guidelines created by that committee. The independent Managers comprise the audit committee and approve affiliate transactions. The Managers also deal with governance issues. The Managers, through the CEO when appropriate, perform, or arrange for the performance of, the management, advisory and administrative services required for Company operations. Such services include, without limitation, the administration of investor accounts, investor relations, accounting, and the preparation, review and dissemination of tax and other financial information. They also engage and manage the contractual relations with depositories, accountants, attorneys, insurers, banks and others, as required.

Historical Operations

During 2007 and continuing through portions of 2011, the Company was the lessor in three commercial real estate leases (which were accounted for as direct financing leases) with an affiliate, 84 Lumber Company (“84 Lumber”). During the majority of time of the business relationship between 84 RE Partners and 84 Lumber, Daniel M. Wallach was employed by 84 Lumber, while also operating as the Manager of 84 RE Partners. The leased properties were sold to 84 Lumber Company in May and September of 2011, and the leases were thereby terminated. See Note 8. This business model generated consistent profits, positive cash flows and returns to the members for the duration of these financings.

Change in Strategy

In late 2011, management elected to transform our business model. The Company lends money to residential homebuilders to develop undeveloped land into residential building lots known as acquisition and development loans. The Company intends to focus most of our future efforts on commercial lending to residential homebuilders, to finance construction of single family homes. The single family residential construction loans will be extended to residential homebuilders and, as such, are commercial loans.

We anticipate expanding our lending capacity and funding our business operations by continued extension of notes to the general public, which notes are unsecured subordinated debt. Eventually, the Company intends to repay the debt from affiliates with secured debt from a bank or through other liquidity.

December 2011 Transactions

On December 30, 2011, the Company originated two new loans and purchased a performing loan to finance construction of single family residential properties.

On that same date and to finance the extension of the commercial loans noted above, we executed three new credit facilities. Two of the new credit facilities are secured lines of credit from affiliates; the third is subordinated debt from a borrowing customer of the Company.

Liquidity and Capital Resources

The Company has a limited operating history with our current business model, and our operations are subject to certain risks and uncertainties, particularly related to the concentration of our current operations to a single customer and geographic region, as well as the evolution of the current economic environment and its impact on the United States real estate and housing markets. Both the concentration of risk and the economic environment could directly or indirectly impact losses related to certain transactions and access to and cost of adequate financing.

The Company’s anticipated primary source of liquidity going forward is interest income and/or principal repayments related to the loans, as well as funds borrowed from creditors, substantially all of whom are currently members and affiliates.  While our public Notes offering is currently effective with the SEC, which allows us to borrow money in many of the states, we have not advertised yet and have only received an immaterial amount of notes proceeds. We anticipate beginning to advertise in the first quarter of 2013. Therefore, the Company’s ability to fund its operations remains dependent upon the sole borrower’s ability to continue paying interest and/or principal and our ability to obtain additional financing, as needed, from the members, general public and other entities.

We generated income from continuing operations of $122 and $0 for the years ended December 31, 2012 and 2011, respectively. Cash provided by (used in) continuing operations during these years was approximately $596 and ($2,735), respectively. At December 31, 2012 and 2011, respectively, we had cash on hand of $646 and $50, and our outstanding debt totaled $2,610 and $2,378, which was unsecured or payable to related parties. As of December 31, 2012 and 2011, the amount that we have not loaned, but are obligated to potentially lend to our customers based on our agreements with them, was $588 and $296, respectively. While we generated profits from continuing operations as listed above, the cash flows provided by (used in) continuing operations for 2012 were ($174) from operations, $1,184 from investing, and ($414) from financing, for a total of $596. We had significant loan paydowns and proceeds from related party notes which increased our cash, and changes in deferred loan fees and customer interest escrow, as well as significant payments for debt issuance costs which decreased our cash. In 2011 our cash flows provided by (used in) continuing operations were $422 from operations, ($4,579) from investing, and $1,422 from financing, for a total of ($2,735). We had a major investment in new loans and distributions to owners, which were partially offset by increases in deferred loan fees, proceeds from unsecured notes, proceeds from related party notes, and customer interest escrow. We generated $0 and $2,773 of cash from discontinued operations in 2012 and 2011 respectively.

Our current plan is to expand the commercial lending program by using current liquidity and available funding (including funding from our notes program). We have anticipated the costs of this expansion and the continuing costs of maintaining our public company status, and we anticipate generating, through normal operations, the cash flows necessary to meet our operating, investing and financing requirements. As noted above, the two most significant factors driving our current plans are the continued payments of principal and interest by our sole homebuilder customer and the public offering of notes. If actual results differ materially from our current plan or if expected financing is not available, we believe we have the ability to reduce future cash outlays by withdrawing our public company status, which would reduce our audit and legal expenses. We also believe we have the ability and intent to obtain funding and generate net worth through additional debt or equity infusions of cash, if needed. There can be no assurance, however, that we will be able to implement our strategies or obtain additional financing under favorable terms, if at all.

Basis of Presentation

Principles of Consolidation These consolidated financial statements include the consolidated accounts of each of the Company’s subsidiaries and reflect all adjustments (all of which are normal recurring accruals) which are, in the opinion of management, necessary for a fair presentation of the consolidated financial position, operating results, and cash flows for the periods. All intercompany balances and transactions have been eliminated. Our consolidated results for the year ended December 31, 2012 are not necessarily indicative of what our results will be for future years.

Classification The consolidated balance sheets of the Company are presented as unclassified to conform to industry practice for lending entities.

Use of Estimates The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. It is reasonably possible that market conditions could deteriorate, which could materially affect our consolidated financial position, results of operations and cash flows. Among other effects, such changes could result in the need to establish an allowance for loan losses.

Operating Segments ASC Topic 280, Segment Reporting, requires that the Company report financial and descriptive information about reportable segments and how these segments were determined. We determine the allocation of resources and performance of business units based on operating income, net income and operating cash flows.  Segments are identified and aggregated based on products sold or services provided and the market(s) they served.  Based on these factors, we have determined that the Company’s ongoing operations are in one segment, commercial lending.

Discontinued Operations Unless otherwise indicated, information in these notes to consolidated financial statements relates to continuing operations. The direct financing lease asset disposal group was deemed to represent a component of the Company. During 2011, we sold these properties and, as a result, they are classified in the consolidated financial statements and accompanying footnotes as discontinued operations.

The historical presentation of the accounts included in the consolidated balance sheets, statements of operations and cash flows and accompanying footnotes which related to the disposal group has been reclassified to reflect discontinued operations treatment.